    As Filed with the Securities and Exchange Commission on October 11, 2002


                                    1933 Act Registration No.: 333-63505
                                    1940 Act Registration No.: 811-05721
--------------------------------------------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION

                             Washington, DC 20549

                                   FORM N-4

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                        POST-EFFECTIVE AMENDMENT NO. 6                     /X/

                                       AND

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                               AMENDMENT NO. 51                            /X/

                  LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT H
                          (Exact Name of Registrant)

                    American Legacy Shareholder's Advantage

                 THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                              (Name of Depositor)

                            1300 South Clinton Street
                                 P.O. Box 1110
                            Fort Wayne, Indiana 46801
              (Address of Depositor's Principal Executive Offices)


        Depositor's Telephone Number, Including Area Code: (260)455-2000


                         Elizabeth A. Frederick, Esq.
                   The Lincoln National Life Insurance Company
                            1300 S. Clinton Street
                             Post Office Box 1110
                          Fort Wayne, Indiana  46801
                    (Name and Address of Agent for Service)


                                   Copy To:

                             Mary Jo Ardington, Esq.
                   The Lincoln National Life Insurance Company
                             1300 S. Clinton Street
                              Post Office Box 1110
                            Fort Wayne, IN 46801


            Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

[X] immediately upon filing pursuant to paragraph (b) of Rule 485

[_] on May 1, 2002, pursuant to paragraph (b) of Rule 485


[_] 60 days after filing pursuant to paragraph (a) (1) of Rule 485

[ ] on               pursuant to paragraph (a) (1) of Rule 485

                      Title of securities being registered:
   Interests in a separate account under individual flexible premium deferred variable annuity contracts.

                   The Lincoln National Life Insurance Company
                   Lincoln National Variable Annuity Account H

                     American Legacy Shareholder's Advantage
                       Supplement dated October 11, 2002
                       to the Prospectus dated May 1, 2002

Please keep this Supplement with your current American Legacy Shareholder's Advantage Prospectus and retain it for reference. The changes discussed in this Supplement modify the descriptions of the I-4Life(SM) Advantage as set forth in your May 1, 2002 Prospectus.

All references to I-4Life(SM) Advantage have been changed to i4LIFE(SM)
Advantage.

Death Benefit

The i4LIFE(SM) Advantage Guarantee of Principal death benefit has been replaced by the i4LIFE(SM) Advantage Account Value death benefit. Please disregard all references to the i4LIFE(SM) Advantage Guarantee of Principal death benefit.

Accordingly, the Death Benefit sections under i4LIFE(SM) Advantage (IRA Annuity Contracts only) and i4LIFE(SM) Advantage (Non-Qualified Annuity Contracts only) are revised as follows:

For IRA annuity contracts only, during the Access Period, i4LIFE(SM) Advantage provides one death benefit option: the i4LIFE(SM) Advantage Account Value death benefit. The i4LIFE(SM) Advantage Enhanced Guaranteed Minimum Death Benefit (EGMDB) is no longer available for IRA annuity contracts. IRA annuity contractowners should disregard all references to the i4LIFE(SM) Advantage EGMDB.

For non-qualified annuity contracts only, during the Access Period, i4LIFE(SM) Advantage provides two death benefit options: (1) the i4LIFE(SM) Advantage Account Value death benefit; and (2) the i4LIFE(SM) Advantage EGMDB.

The i4LIFE(SM) Advantage Account Value death benefit is available for an annual charge of 1.05% of the net asset value of the Account Value in the VAA. The i4LIFE(SM) Advantage Account Value death benefit is equal to the Account Value as of the day on which Lincoln Life approves the payment of the death claim. You may not change this death benefit once it is elected.

For non-qualified annuity contracts only, if you elect the i4LIFE(SM) Advantage EGMDB and later discontinue this option during the Access Period, your death benefit will be the i4LIFE(SM) Advantage Account Value death benefit. Once the change is effective, you may not elect to return to the i4LIFE(SM) Advantage EGMDB.

In addition, for non-qualified annuity contracts only, Lincoln Life has reduced the charge for the i4LIFE(SM) Advantage EGMDB to an annual rate of 1.25% of the net asset value of the Account Value in the VAA.

Guaranteed Income Benefit

A Guaranteed Income Benefit option is currently available if you elect i4LIFE(SM) Advantage for an annual charge of 1.55% of the net asset value of the Account Value in the VAA (if the i4LIFE(SM) Advantage Account Value death benefit is elected) or 1.75% if the i4LIFE(SM) Advantage EGMDB is elected (for non-qualified contracts only). The Guaranteed Income Benefit must be elected at the time i4LIFE(SM) Advantage is elected and will begin at the time i4LIFE(SM) Advantage begins.

If the Guaranteed Income Benefit is in effect, your regular income payments will never be less than a guaranteed minimum amount, regardless of the actual investment performance of your contract. The Guaranteed Income Benefit is equal to the lesser of:

     a. 80% of the highest regular income payment made on any previous Periodic Income Commencement Date anniversary (including the initial Periodic Income Commencement Date) prior to the 81st birthday of the annuitant (the Periodic Income Commencement Date is the valuation date on which the first regular income payment was calculated); or

     b. the Guaranteed Income Benefit Limit which is 160% of the initial regular income payment.

The Guaranteed Income Benefit and the Guaranteed Income Benefit Limit are each reduced by withdrawals (other than regular income payments) in the same proportion that the withdrawals reduce the Account Value. Additional withdrawals from Account Value will also reduce your death benefit.

A payment equal to the Guaranteed Income Benefit is the minimum payment you will receive. If your regular income payment would otherwise be less than the Guaranteed Income Benefit because of a declining market, the Account Value will be reduced by the additional amount needed so that you receive at least the Guaranteed Income Benefit. If your Account Value reaches zero, your Access Period will end. Reducing the Account Value to provide the Guaranteed Income Benefit may terminate your Access Period earlier than originally scheduled, and may reduce the value of your death benefit. After the Access Period ends, Lincoln Life will continue to pay the Guaranteed Income Benefit for the remainder of the annuitant's (or other person used to determine the regular income payments) life. Depending on market performance, it is possible that the Guaranteed Income Benefit will never come into effect.

If you select this Guaranteed Income Benefit, certain restrictions apply to your contract:

  1. A 4% assumed interest rate (AIR) will be used to calculate the regular income payments.
  2. You must choose an Access Period of at least 15 years to receive the Guaranteed Income Benefit.
  3. The fixed account will not be available with the Guaranteed Income Benefit.
  4. Only certain combinations of subaccounts, in specific percentages, are available if you elect the Guaranteed Income Benefit. Not all of the subaccounts in your contract are included in the combinations. Lincoln Life currently provides one subaccount combination. You can only choose the combination, not the subaccounts. For example, one combination could include 33% in a large cap fund, 7% in a mid cap fund, 3% in a small cap fund, 17% in an international fund and 40% in a U.S. bond fund. These combinations are not designed to achieve any particular investment objective or strategy or to provide the highest potential returns. Lincoln Life is not providing any contractowner with investment advice by providing these combinations. You should discuss with your registered representative which combination, if any, is suitable for you. These subaccount combinations may invest in funds affiliated with Lincoln Life, and Lincoln Life may receive compensation or other fees from these funds.
  5. Your Account Value will be rebalanced each calendar quarter to maintain the subaccounts in their original percentages. If you change the percentages of the subaccounts or transfer all or a portion of your Account Value out of these subaccounts, you will lose the Guaranteed Income Benefit. However, once every 12 months, you may transfer your entire Account Value to another one of the then currently available subaccount combinations.
  6. The subaccount combinations may be modified in the future by Lincoln Life in its sole discretion. We may change the percentages of Account Value allocated to the subaccounts or we may require that you invest in a different subaccount combination. You will be notified at least fourteen days prior to the valuation date the change will occur, and you will have the opportunity to move to another then available Lincoln Life subaccount combination if you desire. If you decide to move out of the selected subaccount combination other than as provided, your Guaranteed Income Benefit will terminate. Lincoln Life may make such modifications at any time when Lincoln Life believes modifications to the subaccount combinations may reduce current or future Lincoln Life costs under the contract.
  7. A change to the Access Period (in IRA contracts) will terminate the Guaranteed Income Benefit.
  8. There is no guarantee that this Guaranteed Income Benefit option will be available to elect in the future, as we reserve the right to discontinue this option for new elections at any time.

The Guaranteed Income Benefit option may be terminated by the contractowner upon notice to Lincoln Life. Termination will be effective upon the next Periodic Income Commencement Date anniversary, and your annual charge will be reduced to 1.05% of the net asset value of the Account Value in the VAA if the i4LIFE(SM) Advantage Account Value death benefit is selected or 1.25% of the net asset value if the i4LIFE(SM) Advantage EGMDB death benefit (Note: non-qualified only) is selected. The Guaranteed Income Benefit option also terminates upon the death of the annuitant (or last death of the annuitant or other measuring life) or termination of i4LIFE(SM) Advantage.

Check with your registered representative as to the availability of i4LIFE(SM) Advantage. Once i4LIFE(SM) Advantage is available, the Income4Life(R) Solution will no longer be offered.

                                     PART A

Prospectus for American Legacy Shareholder's Advantage variable annuity contract incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-63505) filed on April 17, 2002.

                   The Lincoln National Life Insurance Company
                   Lincoln National Variable Annuity Account H

                     American Legacy Shareholder's Advantage
                       Supplement dated October 11, 2002
          to the Statement of Additional Information dated May 1, 2002


Please keep this Supplement with your current American Legacy Shareholder's Advantage Statement of Additional Information and retain it for reference. The changes discussed in this Supplement modify the descriptions of the I-4Life(SM) Advantage as set forth in your May 1, 2002 Statement of Additional Information.

All references to I-4Life(SM) Advantage have been changed to i4LIFE(SM)
Advantage.

In the Calculation of investment results section, a third Standard Performance chart has been added to reflect performance data assuming the i4LIFE(SM) Advantage option is in effect, as follows:

D. Standard Performance Data (assuming the i4LIFE(SM) Advantage is in effect):

Period Ending December 31, 2001

                                                                                10 Years or Since
                                               1-Year           5-Years         Inception
-----------------------------------------------------------------------------------------------------
Global Discovery Subaccount                      N/A             N/A             N/A
(as if subaccount commenced 7/5/01)
Global Growth Subaccount                       (20.6)%           N/A             8.0%
(as if subaccount commenced 4/30/97)
Global Small Capitalization Subaccount         (19.3)            N/A             6.5
(as if subaccount commenced 4/30/98)
Growth Subaccount                              (24.2)           15.3%           13.7
(as if subaccount commenced 8/1/89)
International Subaccount                       (25.8)            4.5             7.3
(as if subaccount commenced 5/1/90)
New World Subaccount                           (11.3)            N/A            (4.4)
(as if subaccount commenced 6/17/99)
Blue Chip Income & Growth Subaccount             N/A             N/A             N/A
(as if subaccount commenced 7/5/01)
Growth-Income Subaccount                        (5.0)            9.5            10.8
(as if subaccount commenced 8/1/89)
Asset Allocation Subaccount                     (6.9)            5.6             7.8
(as if subaccount commenced 8/1/89)
High-Income Bond Subaccount                     (0.2)            1.3             5.0
(as if subaccount commenced 8/1/89)
Bond Subaccount                                  0.2             2.8             3.0
(as if subaccount commenced 1/2/96)
U.S. Gov't/AAA Subaccount                       (0.9)            3.6             3.9
(as if subaccount commenced 8/1/89)
Cash Management Subaccount                      (4.2)            1.7             1.8
(as if subaccount commenced 8/1/89)

The performance figures shown reflect the cost of the i4LIFE(SM) Advantage with the Guaranteed Income Benefit and the EGMDB death benefit.

In addition, a fourth Non-Standard Performance chart has been added to reflect performance data assuming the i4LIFE(SM) Advantage option is in effect, as follows:

D. Non-Standard Performance Data (assuming the i4LIFE(SM) Advantage is in effect):

Period Ending December 31, 2001

                                           YTD        1 Year     3 Year     5 Year     10 Year     Lifetime
-----------------------------------------------------------------------------------------------------------

Global Discovery Subaccount                  N/A        N/A      N/A         N/A        N/A        (7.5)%
(as if subaccount commenced 7/5/01)
Global Growth Subaccount                   (15.7)%    (15.7)%    3.9%        N/A        N/A         9.4
(as if subaccount commenced 4/30/97)
Global Small Capitalization Subaccount     (14.4)     (14.4)     9.7         N/A        N/A         8.2
(as if subaccount commenced 4/30/98)
Growth Subaccount                          (19.6)     (19.6)     8.5        16.7%      14.4%       14.2
(as if subaccount commenced 2/8/84)
International Subaccount                   (21.3)     (21.3)     1.4         5.8        8.0         7.1
(as if subaccount commenced 5/1/90)
New World Subaccount                        (5.9)      (5.9)     N/A         N/A        N/A        (2.1)
(as if subaccount commenced 6/17/99)
Blue Chip Income & Growth Subaccount         N/A        N/A      N/A         N/A        N/A        (6.2)
(as if subaccount commenced 7/5/01)
Growth-Income Subaccount                     0.8        0.8      5.3        10.8       11.4        12.3
(as if subaccount commenced 2/8/84)
Asset Allocation Subaccount                 (1.2)      (1.2)     2.1         6.7        8.5         8.2
(as if subaccount commenced 8/1/89)
High-Income Bond Subaccount                  5.9        5.9      1.4         2.5        5.6         8.3
(as if subaccount commenced 2/8/84)
Bond Subaccount                              6.3        6.3      3.4         4.1        N/A         4.0
(as if subaccount commenced 1/2/96)
U.S. Gov't/AAA Subaccount                    5.2        5.2      3.9         4.8        4.5         5.6
(as if subaccount commenced 12/2/85)
Cash Management Subaccount                   1.6        1.6      2.8         2.9        2.4         3.6
(as if subaccount commenced 2/8/84)

The performance figures shown reflect the cost of the i4LIFE(SM) Advantage with the Guaranteed Income Benefit and the EGMDB death benefit.

Financial statements

The following information is an update to the December 31, 2001 statutory-basis financial statements of Lincoln Life which appear in the SAI date May 1, 2002.

Reinsurance Contingencies

On December 7, 2001, Swiss Re Life & Health America, Inc. ("Swiss Re") acquired LNC's reinsurance operation for $2.0 billion. After giving affect to the increased levels of capital needed within the Life Insurance and Lincoln Retirement segments that result from the change in the ongoing mix of business under LNC's internal capital allocation models, the disposition of LNC's reinsurance operation has freed-up approximately $100 million of capital. The transaction structure involved a series of indemnity reinsurance transactions combined with the sale of certain stock companies that comprised the LNC's reinsurance operation. Two of the stock companies sold, Lincoln National Health & Casualty Insurance Company and Lincoln National Reassurance Company, were wholly-owned subsidiaries of The Lincoln National Life Insurance Company ("Company"). As a result, and because a significant amount of the reinsurance business subject to the indemnity reinsurance transactions was written through the Company, the Company received $1.84 billion of the $2.0 billion proceeds and retained approximately $250.0 million of the statutory capital.

A pre-tax loss of $12.5 million was recognized by the Company on the sale of the subsidiaries. A statutory gain of $1.5 billion was generated under the indemnity reinsurance agreements. This gain was reported as a direct adjustment to unassigned surplus (net of related income taxes) and recognition of the surplus increase as income will be reported on a net-of-tax basis as earnings emerge from the business reinsured, in accordance with the requirements of Statement on Statutory Accounting Principles No. 61, LIFE, DEPOSIT-TYPE, AND ACCIDENT AND HEALTH REINSURANCE. As of June 30 2002, the Company recognized as income $37.2 million of the gain.

LNC and Swiss Re have not agreed upon the final closing financial statements associated with the December 7, 2001 transactions. There are currently disputed matters of approximately $500.0 million, which relate primarily to personal accident business reserves and recoverables. LNC's ongoing indemnification to Swiss Re on the underlying reinsurance business is limited to the personal accident business. Pursuant to the purchase agreement, LNC's exposure is capped at $100.0 million for net future payments under the personal accident programs in excess of $148.0 million, which represents the personal accident liabilities, net of the assets held for reinsurance recoverable at December 31, 2000. Up to $200.0 million of net payments in excess of the net liabilities will be shared on a 50/50 basis between LNC and Swiss Re. LNC has no continuing indemnification risk to Swiss Re on other reinsurance lines of business.

Additional matters totaling approximately $270 million have been raised by Swiss Re which if sustained as asserted would effectively result in a transfer of assets from LNC without an assumption of the related liabilities by Swiss Re. LNC and Swiss Re are continuing to discuss a variety of means for resolving the total of approximately $770 million of disputed matters, including potential approaches for settlement. At this point, LNC and Swiss Re differ on whether the disputed matters should be decided by a very narrow dispute resolution process set forth in the contract or by litigation. On April 24, 2002, Swiss Re filed a legal action intended to compel LNC to submit a number of disputed matters to this dispute resolution process. LNC contends that such dispute resolution process is not an appropriate approach for resolution of certain of these disputed matters. If the parties are unable to reach agreement, and these matters are resolved by either the contractual dispute resolution process or litigation, the timetable for an ultimate resolution of these matters may remain uncertain for some time.

Upon reaching agreement as to the final closing financial statements, it is possible that the Company could record adjustments to the realized loss on the sale of subsidiaries, to net income, or to the amount of gain reported as a direct adjustment to unassigned surplus. Another aspect of a potential dispute resolution could result in LNC and the Company agreeing to transfer assets to Swiss Re until the adequacy of certain reserves and related recoverables can be determined. In that event, LNC and the Company's future investment income would be reduced to the extent that any such dispute resolution would result in Swiss Re's retention of the related investment income during the time frame that Swiss Re would hold the invested assets. While uncertainty exists as to how these disputed matters will finally be resolved, at the present time the Company believes the amounts reported within the Company's statutory-basis financial statements represent the best estimate of the ultimate outcome of Swiss Re's acquisition of the Company's reinsurance business.

                                     PART B

Statement of Additional Information for American Legacy Shareholder's Advantage variable annuity contract incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-63505) filed on April 17, 2002.

                   LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT H
                       REGISTRATION STATEMENT ON FORM N-4
                           PART C - OTHER INFORMATION


ITEM 24.  Financial Statements

(a)  List of Financial Statements


1. Part A. The Table of Condensed Financial Information is incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-63505) filed on April 17, 2002.


2. Part B. The following financial statements for the Variable Account are incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-63505) filed on April 17, 2002:

   Statement of Assets and Liabilities -- December 31, 2001
   Statement of Operations -- Year ended December 31, 2001
   Statements of Changes in Net Assets -- Years ended December 31, 2001 and 2000 Notes to Financial Statements -- December 31, 2001
   Report of Ernst & Young LLP, Independent Auditors

3. Part B. The following statutory-basis financial statements of The Lincoln
           National Life Insurance Company are incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-63505) filed on April 17, 2002:

   Balance Sheets -- Statutory-Basis -- December 31, 2001 and 2000
   Statements of Operations -- Statutory-Basis -- Years ended December 31, 2001, 2000 and 1999
   Statements of Changes in Capital and Surplus -- Statutory-Basis -- Years ended December 31, 2001, 2000, and 1999
   Statements of Cash Flow -- Statutory-Basis -- Years ended December 31, 2001, 2000, and 1999
   Notes to Statutory-Basis Financial Statements -- December 31, 2001
   Report of Ernst & Young LLP, Independent Auditors

(b) Exhibits

      (1) Resolution of the Board of Directors and Memorandum from the President of The Lincoln National Life Insurance Company authorizing establishment of the Variable Account are incorporated by reference to Post-Effective Amendment No. 9 (File No. 33-27783) filed on December 5, 1996.


     (2) Not Applicable.


     (3) (a) Principal Underwriting Agreement among The Lincoln National Life Insurance Company and American Funds Distributors, Inc. incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 33-27783) filed on March 31, 1997.

         (b) Amendment to Principal Underwriting Agreement incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-18419) filed on March 27, 1998.

         (c) Selling Group Agreement incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-18419) filed on March 27, 1998.

         (d) Amendment dated October 15, 1999 to Principal Underwriting Agreement incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-63505) filed on March 28, 2000.

         (e) Amendment dated September 1999 to Selling Group Agreement incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-63505) filed on March 28, 2000.

         (f) Amendment dated February 2000 to Selling Group Agreement incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-63505) filed on March 28, 2000.

         (g) Amendment dated July 20, 2000 to Principal Underwriting Agreement incorporated herein by reference to Post-Effective Amendment No. 4 (File No. 333-63505) filed on April 10, 2001.

         (h) Selling Group Agreement dated November 2000 incorporated herein by reference to Post-Effective Amendment No. 4 (File No. 333-63505) filed on April 10, 2001.

     (4) (a) Variable Annuity contract incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-63505) filed on November 25, 1998.

         (b) Contract Amendment incorporated herein by reference to Post-Effective Amendment No. 2 (File No. 333-63505) filed on August 13, 1999.

         (c) Contract Amendment incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-63505) filed on March 28, 2000.

         (d) EEB Rider incorporated herein by reference to Post-Effective Amendment No. 4 (File No. 333-63505) filed on April 10, 2001.

         (e) I4LQ Rider incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-63505) filed on April 17, 2002.

         (f) I4LNQ Rider incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-63505) filed on April 17, 2002.

         (g) Variable Annuity Income Rider (I4LA-NQ).

         (h) Variable Annuity Income Rider (I4LA-Q).

     (5) Application incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-63505) filed on April 17, 2002.

     (6) (a) Articles of Incorporation of The Lincoln National Life Insurance Company are incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-40937) filed on November 9, 1998.

         (b) By-laws of The Lincoln National Life Insurance Company are incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-40937) filed on November 9, 1998.


     (7) Not applicable.


     (8) (a) Participation Agreement incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-18419) filed on April 1, 1997.

         (b) Amendment to Participation Agreement incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-18419) filed on April 1, 1997.

         (c) Service Agreement between Delaware Management Holdings, Inc., Delaware Services Company, Inc. and The Lincoln National Life Insurance Company is incorporated herein by reference to the Registration Statement of Flexible Premium Variable Life Account F, Form S-6 (File No. 333-40745) filed November 21, 1997.

          (d) Amendment dated October 15, 1999 to Participation Agreement incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-63505) filed on March 28, 2000.

     (9) Opinion and Consent of Mary Jo Ardington, Counsel, of The Lincoln National Life Insurance Company as to legality of securities being issued incorporated herein by reference to Post Effective Amendment No. 2 (File No. 333-63505) filed on August 13, 1999.

     (10) Consent of Ernst & Young LLP, Independent Auditors.

     (11) Not applicable.

     (12) Not applicable.

     (13) Schedule for Computation of Performance Quotations incorporated herein by reference to Post Effective Amendment No. 2 (File No. 333-63505) filed on August 13, 1999.

     (14) Not applicable.

     (15) Organizational Chart of the Lincoln National Insurance Holding Company System is incorporated herein by reference to Pre-effective Amendment No. 1 (File No. 333-92298) filed on October 8, 2002.

     (16) (a) Powers of Attorney incorporated herein by reference to Pre-effective Amendment No. 1 (File No. 333-61592) filed on August 23, 2001.

          (b) Power of Attorney-Barbara Kowazczyk, incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-18419) filed on April 9, 2002

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME                          POSITIONS AND OFFICES WITH DEPOSITOR
----                          ------------------------------------

Jon A. Boscia**               President and Director

Lorry J. Stensrud*            Chief Executive Officer of Annuities, Executive
                              Vice President, and Director

John H. Gotta***              Chief Executive Officer of Life Insurance,
                              Executive Vice President and Director

Gary W. Parker***             Senior Vice President

Cynthia A. Rose*              Secretary and Assistant Vice President

Janet Chrzan*                 Senior Vice President, Chief Financial
                              Officer and Director

Eldon J. Summers*             Second Vice President and Treasurer
Richard C. Vaughan**          Director

Elizabeth Frederick*          Senior Vice President and General Counsel

See Yeng Quek****             Chief Investment Officer & Director
Barbara S. Kowalczyk**        Director

Diane Dillman*                Director of Annuities Compliance
Christine Frederick***        Director of Life Compliance

     * Principal business address is 1300 South Clinton Street, Fort Wayne, IN 46802-3506

     ** Principal business address is Center Square West Tower, 1500 Market Street - Suite 3900, Philadelphia, PA 19102-2112

     ***       Principal business address is 350 Church Street, Hartford,
               CT 06103

     **** Principal business address is One Commerce Square, 2005 Market Street, 39th Floor, Philadelphia, PA 19103-3682

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     See Exhibit 15: Organizational Chart of the Lincoln National Insurance Holding Company System.

ITEM 27.  NUMBER OF CONTRACTOWNERS


     As of August 31, 2002, there were 275,522 contractowners under Account H.


ITEM 28.  INDEMNIFICATION

     (a) Brief description of indemnification provisions.

     In general, Article VII of the By-laws of The Lincoln National Life Insurance Company (Lincoln Life) provides that Lincoln Life will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln Life, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or not opposed to the best interests of, Lincoln Life. Certain additional conditions apply to indemnification in criminal proceedings.

     In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln Life in connection with suits by, or in the right of, Lincoln Life. Please refer to Article VII of the By-laws of Lincoln Life (Exhibit No. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.

     (b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is again public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Life Insurance (avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs
     (1) through (4) set forth in that no-action letter.

ITEM 29.                       PRINCIPAL UNDERWRITER

     (a) American Funds Distributors, Inc., is also the Principal Underwriter of shares of: AMCAP Fund, Inc., American Balanced Fund, Inc., The American Funds Income Series, The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., Capital Income Builder, Inc., Capital World Bond Fund, Inc., Capital World Growth and Income Fund, Inc., The Cash Management Trust of America, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., Intermediate Bond Fund of America, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., New World Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Money Fund of America, The U.S. Treasury Money Fund of America and Washington Mutual Investors Fund, Inc.

Lincoln National Variable Annuity Account E and Lincoln Life Flexible Premium Variable Life Accounts F, J and Y (all registered as investment companies under the 1940 Act) and Lincoln National Flexible Premium Group Variable Annuity Accounts 50, 51, and 52.



(b)        (1)                                (2)
     Name and Principal                 Positions and Offices
      Business Address                    with Underwriter
     ------------------                 ---------------------

     David L. Abzug                     Vice President
     P.O. Box 2248
     Agoura Hills, CA 91376

     John A. Agar                       Vice President
     P.O. Box 7326
     Little Rock, AR 72217

    Robert B. Aprison                       Vice President
    2983 Bryn Wood Drive
    Madison, WI 53711

L   William W. Bagnard                      Vice President

    Steven L. Barnes                        Senior Vice President
    7490 Clubhouse Road, Suite 100
    Boulder, Co 80301

L   Nancy J. Batlin                         Vice President

B   Carl R. Bauer                           Vice President

    Michelle A. Bergeron                    Senior Vice President
    4160 Gateswalk Drive
    Smyrna, GA 30080

    J. Walter Best, Jr.                     Regional Vice President
    9013 N. Brentmeade Blvd.
    Brentwood, TN 37027

    Joseph T. Blair                         Senior Vice President
    P.O. Box 3529
    148 E. Shore Ave.
    Croton Long Point, CT 06340

(b)                 (1)                                    (2)
     Name and Principal                              Positions and Offices
     Business Address                                with Underwriter
     ------------------                              ---------------------

     John A. Blanchard                               Vice President
     576 Somerset Lane
     Northfield, IL 60093

     Ian B. Brethower                                Senior Vice President
     P.O. Box 1665
     Brentwood, TN 37024-1665

     Mick L. Brethower                               Senior Vice President
     601 E. Whitestone Blvd.
     Building 6, Suite 115
     Cedar Park, TX 78613

     C. Alan Brown                                   Vice President
     4129 Laclede Avenue
     St. Louis, MO 63108

  L  Sheryl M. Burford                               Assistant Vice President

  B  J. Peter Burns                                  Vice President

     Cody Callaway                                   Regional Vice President
     803 South Desert Palm Place
     Broken Arrow, OK 74012

     Matthew Carlisle                                Regional Vice President
     4500 Fairvista Drive
     Charlotte, NC 28269

     Damian F. Carroll                               Regional Vice President
     40 Ten Acre Road
     New Britain, CT 80120

     Brian C. Casey                                  Vice President
     8002 Greentree Road
     Bethesda, MD 20817

     Victor C. Cassato                               Senior Vice President
     609 W. Littleton Blvd., Suite 310
     Littleton, CO 60521

     Christopher J. Cassin                           Senior Vice President
     19 North Grant Street
     Hinsdale, IL 60521

     Denise M. Cassin                                Vice President
     1301 Stoney Creek Drive
     San Ramon, CA 94538

  L  David D. Charlton                               Senior Vice President

  L  Larry P. Clemmensen                             Director

  L  Kevin G. Clifford                               Director, President and Co-
                                                     Chief Executive Officer

  H  Cheri Coleman                                   Vice President

     Ruth M. Collier                                 Senior Vice President
     106 Central Park South, #10K
     New York, NY 10019

S    David Coolbaugh                                 Vice President

(b)                (1)                                         (2)
     Name and Principal                       Positions and Offices
     Business Address                         with Underwriter
     ---------------------                    ---------------------

H    Carlo O. Cordasco                        Regional Vice President
     101 Five Forks Lane
     Hampton, VA 23669

H    Josie Cortez                             Assistant Vice President

     Thomas E. Cournoyer                      Vice President
     2333 Granada Boulevard
     Coral Gables, FL 33134

L    Michael D. Cravotta                      Assistant Vice President

     Joseph G. Cronin                         Regional Vice President
     1281 Fiore
     Lake Forest, IL 60045

     William Daugherty                        Regional Vice President
     1216 Highlander Way
     Mechanicsburg, PA 17050

     Guy E. Decker                            Regional Vice President
     2990 Topaz Lane
     Carmel, IN  46032

     Daniel J. Delianedis                     Vice President
     Edina Executive Plaza
     5200 Willson Road, Suite 150
     Edina, MN 55424

     James A. DePerno, Jr.                    Regional Vice President
     91 Church Street
     East Aurora, NY 14052

L    Bruce De Priester                        Senior Vice President

L    Diane M. Dexter                          Assistant Vice President

     Tom Dickson                              Regional Vice President
     108 Wilmington Court
     Southlake, TX 76092

     Michael A. Dilella                       Vice President
     P.O. Box 661
     Ramsey, NJ 07446

     G. Michael Dill                          Senior Vice President
     505 E. Main Street
     Jenks, OK 74037

     Kirk D. Dodge                            Senior Vice President
     2627 Mission Street
     San Marino, CA 91108

     Peter J. Doran                           Director, Executive Vice President
     100 Merrick Road, Suite 216W
     Rockville Centre, NY 11570

L    Michael J. Downer                        Secretary

     Michael J. Dullaghan                     Regional Vice President
     5040 Plantation Grove Lane
     Roanoke, VA 24012

S    J. Steven Duncan                         Senior Vice President

     Robert W. Durbin                         Vice President
     74 Sunny Lane
     Tiffin, OH 44883

I    Lloyd G. Edwards                         Senior Vice President

     Timothy L. Ellis                         Regional Vice President
     1441 Canton Mart Road, Suite 9
     Jackson, MS 39211

     John Fodor                               Senior Vice President
     15 Latisquama Road
     Southborough, MA 01772

L    Charles L. Freadhoff                     Vice President

     Daniel B. Frick                          Regional Vice President
     845 Western Avenue
     Glen Ellyn, IL 60137

     Clyde E. Gardner                         Senior Vice President
     Route 2, Box 3162
     Osage Beach, MO 65065

L    Linda S. Gardner                         Vice President

B    Lori Giacomini                           Assistant Vice President

B    Evelyn K. Glassford                      Vice President

     Jack E. Goldin                           Regional Vice President
     7995 Northwest 20th Street
     Pembroke Pines, FL 33024

     Jeffrey J. Greiner                       Vice President
     12210 Taylor Road
     Plain City, OH 43064

L    Paul G. Haaga, Jr.                       Director

B    Mariellen Hamann                         Vice President

     Derek S. Hansen                          Regional Vice President
     13033 Ridgedale Drive, #147
     Minnetonka, MN 55305

     David E. Harper                          Senior Vice President
     150 Old Franklin School Road
     Pittstown, NJ 08867

H    Mary Pat Harris                          Vice President

     Robert J. Hartig, Jr.                    Regional Vice President
     8504 Scenic View Drive, Apt. 103
     Fishers, IN 46038

     Steve J. Hipsley                         Regional Vice President
     14 Dyer Switch Road
     Saratoga Springs, NY 12866

L    Russell K. Holliday                      Vice President

L    Kevin B. Hughes                          Assistant Vice President

     Ronald R. Hulsey                         Senior Vice President
     6202 Liano
     Dallas, TX 75214

     Robert S. Irish                          Vice President
     1225 Vista Del Mar Drive
     Delray Beach, FL 33483

     Michael J. Johnston                      Director
     630 Fifth Ave., 36th Floor
     New York, NY 10111

B    Damien M. Jordan                         Senior Vice President

     John P. Keating                          Regional Vice President
     2285 Eagle Harbor Parkway
     Orange Park, FL 32003

L    Benjamin M. Kemper                       Vice President

L    Maria Khader                             Assistant Vice President

     Dorothy Klock                            Vice President
     555 Madison Avenue, 29th Floor
     New York, NY 10022

L    Edward K. Klodt                          Vice President

H    Dianne L. Koske                          Assistant Vice President
     122 Clydesdale Court
     Hampton, VA 23666

B    Elizabeth K. Koster                      Assistant Vice President

     R. Andrew LeBlanc                        Regional Vice President
     78 Eton Road
     Garden City, NY 11530

B    Karl A. Lewis                            Vice President

     T. Blake Liberty                         Vice President
     5506 East Mineral Lane
     Littleton, CO 80122

     Mark J. Lien                             Regional Vice President
     1103 Tulip Tree Lane
     West Des Moines, IA 50266

L    Lorin E. Liesy                           Vice President

I    Kelle Lindenberg                         Assistant Vice President

     Louis K. Linquata                        Regional Vice President
     5214 Cass Street
     Omaha, NE 68132

LW   Robert W. Lovelace                       Director

     Brendan T. Mahoney                       Regional Vice President
     29 Harvard Drive
     Sudbury, MA 01776

     Stephen A. Malbasa                       Director, Senior Vice President
     13405 Lake Shore Blvd.
     Cleveland, OH 44110

     Steven M. Markel                         Senior Vice President
     5241 South Race Street
     Greenwood Village, CO 80121

L    J. Clifton Massar                        Director, Senior Vice President

L    Christopher McCarthy                     Assistant Vice President

     James R. McCrary                         Regional Vice President
     28812 Crestridge
     Rancho Palos Verdes, CA 90275

L    Scott F. McIntyre                        Senior Vice President

S    John V. McLaughlin                       Senior Vice President

L    Dan McMaster                             Assistant Vice President

     Terry W. McNabb                          Vice President
     2002 Barrett Station Road
     St. Louis, MO  63131

     Scott M. Meade                           Regional Vice President
     P.O. Box 122
     Rye Beach, NH 03871

     Monty L. Moncrief                        Regional Vice President
     55 Chandler Creek Court
     The Woodlands, TX 77381

(b)               (1)                                (2)
   Name and Principal                Positions and Offices
    Business Address                  with Underwriter
   ------------------                ---------------------

   William E. Noe                    Vice President
   304 River Oaks Road
   Brentwood, TN 37027

L  Heldi J. Novaes                   Vice President

   Peter A. Nyhus                    Vice President
   3084 Wilds Ridge Court
   Prior Lake, MN 55372

   Eric P. Olson                     Vice President
   62 Park Drive
   Glenview, IL 60025

   Jeffrey A. Olson                  Regional Vice President
   930 S. Cowley Street, #305
   Spokane, WA 99202

   Gary A. Peace                     Regional Vice President
   291 Kaanapali Drive
   Napa, CA 94558

   Samuel W. Perry                   Regional Vice President
   4730 East-Indian School Road
   Suite 120
   Phoenix, AZ 85018

   David K. Petzke                   Regional Vice President
   4016 Saint Lucia Street
   Boulder, CO 80301

   Fredric Phillips                  Senior Vice President
   175 Highland Avenue, 4th Floor
   Needham, MA 02494

B  Candance D. Pilgrim               Assistant Vice President

   Carl S. Platou                    Vice President
   7455 80th Place S.E.
   Mercer Island, WA 98040

   Gregory S. Porter                 Assistant Vice President
   630 Fifth Avenue, 36th Floor
   New York, NY 10111

S  Richard P. Prior                  Vice President

   Mark S. Reischmann                Regional Vice President
   5485 East Mineral Lane
   Littleton, CO 80122

   Steven J. Reitman                 Senior Vice President
   212 The Lane
   Hinsdale, IL 60521

   Brian A. Roberts                  Vice President
   418 S. Royal Street
   Alexandria, VA 22314

L  Julie D. Roth                     Vice President

L  James F. Rothenberg               Director

   Douglas F. Rowe                   Vice President
   414 Logan Ranch Road
   Georgetown, TX 78628

   Christopher S. Rowey              Vice President
   10538 Cheviot Drive
   Los Angeles, CA 90064

H  Steve L. Rubin                    Vice President

   Dean B. Rydquist                  Senior Vice President
   1080 Bay Pointe Crossing
   Alpharetta, GA 30005

   Richard R. Samson                 Senior Vice President
   4604 Glencoe Avenue, # 4
   Marina del Rey, CA 90292

   Paul V. Santoro                   Regional Vice President
   17 Willow Street
   Boston, MA 02108

   Joseph D. Scarpitti               Vice President
   31465 St. Andrews
   Westlake, OH  44145

   Shane D. Schofield                Regional Vice President
   201 McIver Street
   Greenville, SC 29601

S  Sherrie L. Senft                  Vice President

L  R. Michael Shanahan               Director

L  Michael J. Sheldon                Assistant Vice President

   Daniel S. Shore                   Regional Vice President
   1715 North Vine Street
   Chicago, IL 60614

   Brad Short                        Regional Vice President
   1601 Seal Way
   Seal Beach, CA 90740

   David W. Short                    Chairman of the Board and
   1000 RIDC Plaza, Suite 212        Co-Chief Executive Officer
   Pittsburgh, PA 15238

   William P. Simon, Jr.             Senior Vice President
   912 Castlehill Lane
   Devon, PA 19333

L  Connie F. Sjursen                 Vice President

   Jerry L. Slater                   Regional Vice President
   4152 42nd Avenue, NE
   Seattle, WA 98105

   Rodney G. Smith                   Senior Vice President
   5520 Frankford Court, SE
   Dallas, TX 75252

   Anthony L. Soave                  Regional Vice President
   5397 W. Rosebud Court, SE
   Kentwood, MI 49512

L  Therese L. Souiller               Vice President

   Nicholas D. Spadaccini            Vice President
   855 Markley Woods Way
   Cincinnati, OH  45230

L  Kristen J. Spazafumo              Assistant Vice President

   Daniel S. Spradling               Senior Vice President
   181 Second Avenue, Suite 228
   San Mateo, CA 94401

B  Raymond Stein                     Assistant Vice President


LW Eric H. Stern                     Director

   Brad Stillwagon                   Regional Vice President
   2438 Broadmeade Road
   Louisville, KY 40205


B  Max D. Stites                     Vice President

L  David K. Stone                    Assistant Vice President

   Thomas A. Stout                   Vice President
   1004 Ditchley Road
   Virginia Beach, VA 23451

   Craig R. Strauser                 Vice President
   3 Dover Way
   Lake Oswego, OR 97034

   Francis N. Strazzeri              Senior Vice President
   3021 Kensington Trace
   Tarpon Springs, FL 34689

L  Lisa F. Swaiman                   Senior Vice President

L  Libby J. Syth                     Assistant Vice President

L  Drew W. Taylor                    Vice President

   Gary J. Thoma                     Regional Vice President
   401 Desnoyer
   KauKauna, WI 54130

   Cynthia M. Thompson               Regional Vice President
   4 Franklin Way
   Ladera Ranch, CA 92694

L  James P. Toomey                   Vice President

I  Christopher E. Trede              Vice President

   George F. Truesdail               Senior Vice President
   400 Abbotsford Court
   Charlotte, NC 28270

   Scott W. Ursin-Smith              Vice President
   60 Reedland Woods Way
   Tiburon, CA 94920

   J. David Viale                    Regional Vice President
   39 Old Course Drive
   Newport Beach, CA 92660

L  Patricia A. Vogt                  Assistant Vice President

   Gerald J. Voss                    Regional Vice President
   The Pines at Four Hills
   3900 S. Southeastern Ave., #304
   Sioux Falls, SD 57103

L  Wendy A. Wainwright               Assistant Vice President

   Thomas E. Warren                  Vice President
   7347 Turnstone Road
   Sarasota, FL 34242

L  Debbie L. Wasilak                 Assistant Vice President

L  J. Kelly Webb                     Senior Vice President, Treasurer
                                     and Controller

     Gregory J. Weimer               Vice President
     206 Hardwood Drive
     Venetia, PA 15367

B    Timothy W. Weiss                Director

SF   Gregory W. Wendt                Director

     George J. Wenzel                Regional Vice President
     251 Barden Road
     Bloomfield, MI 48304

H    J. D. Wiedmaier                 Assistant Vice President

SF   N. Dexter Williams, Jr.         Senior Vice President

     Timothy J. Wilson               Vice President
     113 Farmview Place
     Venetia, PA 15367

B    Laura L. Wimberly               Vice President

H    Marshall D. Wingo               Director, Senior Vice President

L    Robert L. Winston               Director, Senior Vice President

     Kurt A. Wuestenberg             Regional Vice President
     975 Arboretum Drive
     Saline, MI 48176

     William R. Yost                 Senior Vice President
     9320 Overlook Trail
     Eden Prairie, MN 55347

     Jonathan A. Young               Regional Vice President
     329 Downing Drive
     Chesapeake, VA 23322

     Scott D. Zambon                 Regional Vice President
     2887 Piper Lane
     Tustin Ranch, CA 92782

---------------
L    Business Address, 333 South Hope Street, Los Angeles, CA 90071
LW Business Address, 11100 Santa Monica Boulevard, 15th Floor, Los Angeles, CA 90025
B    Business Address, 135 South State College Boulevard, Brea, CA 92821

S    Business Address, 3500 Wiseman Boulevard, San Antonio, TX 78251

SF Business Address, One Market, Stuart Tower, Suite 1800 San Francisco, CA 94105-1016

H    Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
I    Business Address, 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240


(c) Not applicable


Item 30.  Location of Accounts and Records


All accounts, books, and other documents, except accounting records, required to be maintained by Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company ("Lincoln Life"), 1300 S. Clinton Street, Fort Wayne, Indiana 46802. The accounting records are maintained by Delaware Management Company, One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103.


Item 31.  Management Services

     Not Applicable.



Item 32.  Undertakings
-------

(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate or an Individual Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or a similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Lincoln Life at the address or phone number listed in the Prospectus.

(d) The Lincoln National Life Insurance Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Lincoln National Life Insurance Company.

(e) Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs (1) through (4) set forth in that no-action letter.


(f) For Contracts sold in connection with the Texas Option Retirement Program, Registrant is relying on Rule 6c-7 and represents that paragraphs (a) through (d) of that rule have been complied with.

                                   SIGNATURES

(a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 6 to the Registration Statement to be signed on its behalf, in the City of Fort Wayne, and State of Indiana on this 11th day of October, 2002.

                       LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT H
                       (Registrant)
                       American Legacy Shareholder's Advantage


                       By:/s/ Ronald L. Stopher
                          ----------------------------------------------------
                          Ronald L. Stopher
                          Vice President, The Lincoln National Life Insurance Company

                       THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                          (Depositor)


                       By:/s/  Ronald L. Stopher
                          ---------------------------------------------------
                          Ronald L. Stopher
                          (Signature-Officer of Depositor)
                          Vice President, The Lincoln National Life Insurance Company
                          (Title)

(b) As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in their capacities indicated on October 11, 2002.



Signature                           Title
---------                           -----

  *
---------------------------         President and Director
Jon A. Boscia                       (Principal Executive Officer)

  *
---------------------------         Executive Vice President,
Lorry J. Stensrud                   Chief Executive Officer of
                                    Lincoln Retirement, and Director

  *
---------------------------         Senior Vice President, Chief
Janet Chrzan                        Financial Officer and Director
                                    (Principal Accounting Officer and
                                    Principal Financial Officer)

  *
---------------------------         Director
Barbara S. Kowalczyk

  *
---------------------------         Executive Vice President,
John H. Gotta                       Chief Executive Officer of
                                    Life Insurance, and Director

  *
---------------------------         Director
Richard C. Vaughan

---------------------------         Director
Charles E. Haldeman, Jr.

  *
---------------------------         Chief Investment Officer and Director
See Yeng Quek


*By  /s/ Steven M. Kluever
 --------------------------         Pursuant to a Power of Attorney
      Steven M. Kluever